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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JGE Capital Management, LLC
Address: 600 Montgomery Street, 36th Fl.
         San Francisco, CA 94111

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas K. Edwards
Title: Chief Financial Officer
Phone: 415-675-3200

Signature, Place, and Date of Signing:


/s/ Douglas K. Edwards                    San Francisco, CA    February 12, 2009
-------------------------------------   --------------------   -----------------
Douglas K. Edwards
Chief Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11242               East Peak Partners, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:    311,430
                                        (thousands)


                                      -2-

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                           FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                             TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER          CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP INC                COM   022095 10 3      151    10,000  SH         SOLE      NONE      10,000
AMERICA MOVIL SAB DE CV        SPON   02364W 10 5   15,495   500,000  SH         SOLE        1      500,000
                               ADR L
                                SHS
BROOKDALE SENIOR LIVING INC.    COM   112463 10 4   15,345 2,750,000  SH         SOLE        1    2,750,000
CROWN CASTLE INT'L CORP         COM   228227 10 4  103,722 5,900,000  SH         SOLE        1    5,900,000
CROWN CASTLE INT'L CORP         COM   228227 10 4      527    30,000  SH         SOLE      NONE      30,000
DOMINOS PIZZA, INC.             COM   25754A 20 1   25,905 5,500,000  SH         SOLE        1    5,500,000
HEALTHSOUTH CORP                COM   421924 30 9   43,347 3,955,000  SH         SOLE        1    3,955,000
HEALTHSOUTH CORP                COM   421924 30 9      658    60,000  SH         SOLE      NONE      60,000
HERBALIFE LTD                   COM   G4412G 10 1   65,040 3,000,000  SH         SOLE        1    3,000,000
HERBALIFE LTD                   COM   G4412G 10 1    2,179   100,500  SH         SOLE      NONE     100,500
PHILIP MORRIS INTERNATIONAL     COM   718272 10 9      435    10,000  SH         SOLE      NONE      10,000
SBA COMMUNICATIONS CORP.        COM   78388J 10 6   24,480 1,500,000  SH         SOLE        1    1,500,000
RISKMETRICS GROUP, INC.         COM   767735 10 3   14,146   950,000  SH         SOLE        1      950,000
                                                   311,430
                                                  --------